UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

December 31, 2009

Investment Funds *	First Acquisition Date	Cost	Fair Value	% of Members’ Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date **	Liquidity ***

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$ 4,439,341	$ 2,477,935	0.61%	2.85%	N/A	(3)
Anchorage Capital Partners, L.P.	10/1/2009	5,000,000	5,260,922	1.29%	0.27%	9/30/2010	Quarterly
Aristeia Partners, L.P.	4/1/2008	16,537,501	21,604,410	5.30%	7.24%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	11,214,798	12,314,661	3.02%	0.60%	(1)	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	551,155	2,199,392	0.54%	0.11%	N/A	(2)
Centaurus Alpha Fund, L.P.	4/1/2009	604	65,674	0.02%	4.61%	N/A	(3)
Drake Global Opportunities Fund, L.P.	4/1/2009	39,439	76,239	0.02%	0.59%	N/A	(3)
DSC Acquisitions, LLC	4/1/2009	37,735	37,679	0.01%	0.96%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	14,983,704	17,286,197	4.23%	0.28%	N/A	(4)
Garrison Special Opportunity Fund, L.P.	7/1/2009	4,000,000	4,222,111	1.03%	1.06%	N/A	Annually
JANA Partners, L.P.	4/1/2009	133,460	169,174	0.04%	0.24%	N/A	(2)
Lydian Partners II, L.P.	4/1/2009	944,323	1,786,399	0.44%	3.87%	N/A	Quarterly
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(2)
Monarch Debt Recovery Fund, L.P.	7/1/2009	5,000,000	5,734,886	1.40%	1.91%	6/30/2011	Annually
Pentwater Event Fund LLC	7/1/2008	638,115	696,332	0.17%	0.94%	N/A	(2)
Polygon Global Opportunities Fund, L.P.	8/1/2006	12,203,740	6,401,264	1.57%	1.59%	N/A	(5)
Strategic Value Restructuring Fund, L.P.	4/1/2009	934,076	650,660	0.16%	0.12%	N/A	Rolling Annual
SVRF (Onshore) Holdings LLC	4/1/2009	1,371,909	1,319,596	0.32%	7.42%	N/A	(5)
Vicis Capital Fund	4/1/2009	3,431,096	2,647,834	0.65%	1.01%	3/31/2010	(5)
Waterfall Eden Fund, L.P.	7/1/2008	14,591,572	12,456,274	3.05%	12.20%	N/A	(2)
Strategy Total		96,053,043	97,408,114	23.87%
Hedged Long/Short Equity Funds
Alydar QP Fund, L.P.	4/1/2009	11,877,385	12,240,411	3.00%	2.30%	N/A	Quarterly
Foundation Partners, L.P.	7/1/2002	8,000,000	10,554,339	2.59%	9.38%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,445,162	1.33%	1.48%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	704,167	0.17%	0.15%	N/A	(2)
Scopia PX, LLC	9/1/2005	11,000,000	15,487,931	3.79%	6.22%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	9,610,520	15,187,066	3.72%	4.24%	N/A	Quarterly
Tiedemann/Falconer Partners, L.P.	4/1/2009	5,301,238	4,798,377	1.18%	2.78%	N/A	Quarterly
Strategy Total		50,789,143	64,417,453	15.78%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	15,265,312	3.74%	1.49%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	17,257,850	4.23%	6.00%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,510,000	1.35%	1.17%	4/30/2010	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	5,000,000	4,917,894	1.21%	0.33%	N/A	Monthly
Strategy Total		27,810,345	42,951,056	10.53%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	14,500,000	21,818,640	5.35%	5.35%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	11,016,099	2.70%	3.46%	7/31/2010	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	16,752,218	4.10%	3.48%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,237,304	1.28%	1.07%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,966,478	9,946,465	2.44%	1.67%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	19,103,980	4.68%	3.18%	N/A	Quarterly
Indus Event Driven Distribution Holding Co, Ltd.	6/1/2005	-	3,815	0.00%	0.00%	N/A	(3)
Indus Japan Fund, L.P.	3/1/2004	6,000,000	8,490,647	2.08%	5.24%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	15,000,000	15,977,653	3.91%	0.94%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	133,980	147,553	0.04%	0.13%	N/A	(2)
Strategy Total		88,320,588	108,494,374	26.58%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	16,417,751	4.02%	5.70%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	15,735,996	3.86%	2.85%	12/31/2010	Annually
Cadmus Capital Partners (QP), L.P.	7/1/2003	287,051	845,044	0.21%	9.47%	N/A	(3)
Royal Capital Value Fund (QP), L.P.	7/1/2008	16,879,797	16,760,509	4.11%	2.59%	N/A	Annually
Seminole Capital Partners, L.P.	9/1/2005	7,200,000	12,979,844	3.18%	2.64%	N/A	Semi-annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	15,966,941	3.91%	1.65%	N/A	Annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	15,585,952	3.82%	3.32%	(6)	Annually
Strategy Total		77,933,483	94,292,037	23.11%
Total Investments in Investment Funds		$340,906,602	407,563,034	99.87%
Other Assets, Less Liabilities			544,344	0.13%
Members’ Equity – Net Assets			$408,107,378	100.00%

*	Non-income producing investments. The Company's	(1)	$6,158,186 has an initial lock-up period that expires on 1/31/2010
	investments in Investment Funds are considered to be		and $6,156,475 has an initial lock-up period that expires on
	illiquid and may be subject to limitiations on redemptions,		3/31/2010.
	including the assessment of early redemption fees.	(2)	The Investment Fund has restricted redemption rights by
**	From original investment date.		creating a side pocket account to hold its illiquid assets.
***	Available frequency of redemptions after initial		As of 12/31/2009, the Company's remaining investment in the
	lock-up period.		Investment Fund is illiquid.
N/A	Initial lock-up period has either expired prior to 12/31/2009	(3)	The Investment Fund is closing and is in the process of returning
	or the Investment Fund did not have an initial lock-up		capital to its partners.
	period. However, specific redemption restrictions may	(4)	The Investment Fund has temporarily limited redemption rights.
	apply.		A liquidating trust account has been created in order to honor outstanding redemption requests once capital becomes available.
		(5)	The Investment Fund will be liquidating its assets and has
suspended redemption rights.
		(6)	$4,931,689 has an initial lock-up period that expires on 12/31/2010, and $2,217,134 has an initial lock-up period that expires on
12/31/2011.

Portfolio Valuation

The registrant uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the registrant has the ability to access at the measurement date;

•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  In accordance with the valuation procedures of the registrant, management generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment.  Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to Management’s perceived risk of that fund.

Substantially all of the registrant's investments in Investment Funds have been classified within level 3, and the registrant generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the registrant or management due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the registrant’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Investment Funds	$-	$-	$407,563,034	$407,563,034

Total	$-	$-	$407,563,034	$407,563,034

The following table includes a rollforward of the amounts for the period from April 1, 2009 to December 31, 2009 for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investments in Investment Funds

Balance as of 3/31/2009	$305,279,674
Accrued discounts/premiums	-
Net realized gain from Investment Fund redemptions	4,496,116
Net change in accumulated unrealized appreciation on investments	54,742,174
Net purchases (sales)	43,045,070
Net transfers in (out) of Level 3	-
Balance as of 12/31/2009	$407,563,034

Federal Tax Cost

The cost of the registrant’s investments in Investment Funds for Federal tax purposes is based on amounts reported to the registrant by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008.  The amounts reported below have been adjusted through December 31, 2009 for contributions and withdrawals.  Based on Investment Funds owned at December 31, 2009, the cost of investments for Federal tax purposes was $378,544,612.  This included aggregate gross unrealized appreciation of $44,902,258 and aggregate gross unrealized depreciation of $15,883,836.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title):     /s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title):     /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date: March 1, 2010